UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Millions	Total	Total	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation and Investments Reserves	Non Controlling Interest
Beginning balance	$ 8,033	$ 7,975	$ 11	$ 23,487	$ (15,469)	$ (57)	$ 3	$ 58
Beginning balance (in shares) at Dec. 31, 2021			532,000
Share-based compensation	53	53		53
Net income	178	179			179			(1)
Other comprehensive income	75	75				77	(2)
Ending balance (in shares) at Mar. 31, 2022			532,000
Ending balance at Mar. 31, 2022	8,339	8,282	$ 11	23,540	(15,290)	20	1	57
Beginning balance	8,339	8,282	11	23,540	(15,290)	20	1	57
Beginning balance	$ 9,960	9,913	$ 11	23,831	(14,021)	103	(11)	47
Beginning balance (in shares) at Dec. 31, 2022	547,755		548,000
Proceeds from issuance of equity instruments (in shares)			4,000
Proceeds from issuance of equity instruments	$ 50	50		50
Share-based compensation	35	35		35
Net income	254	254			254
Other comprehensive income	$ 8	8				3	5
Ending balance (in shares) at Mar. 31, 2023	551,780		552,000
Ending balance at Mar. 31, 2023	$ 10,307	10,260	$ 11	23,916	(13,767)	106	(6)	47
Beginning balance	$ 10,307	$ 10,260	$ 11	$ 23,916	$ (13,767)	$ 106	$ (6)	$ 47